Share-based Compensation - Schedule of Compensation Expense Recognized for Non-vested Shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Share-based Compensation
Total-share based compensation expense	¥ 552,409	¥ 316,815	¥ 414,007
Options | Cost of Revenues
Share-based Compensation
Total-share based compensation expense	62,224
Options | Research and development
Share-based Compensation
Total-share based compensation expense	6,944		68,016
Options | Sales and marketing
Share-based Compensation
Total-share based compensation expense	6,806
Options | General and administrative
Share-based Compensation
Total-share based compensation expense	476,435	316,815	345,991
Non-vested shares
Share-based Compensation
Total-share based compensation expense	487,563	1,459,968	4,395,447
Non-vested shares | Cost of Revenues
Share-based Compensation
Total-share based compensation expense	27,806
Non-vested shares | Research and development
Share-based Compensation
Total-share based compensation expense	3,692	74,861	367,313
Non-vested shares | Sales and marketing
Share-based Compensation
Total-share based compensation expense	11,741
Non-vested shares | General and administrative
Share-based Compensation
Total-share based compensation expense	¥ 444,324	¥ 1,385,107	¥ 4,028,134